Schedule of Changes in Fair Value of Level 3 Valued Instruments (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Extinguishment of term notes payable					$ 675
Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance
Proceeds from issuance		5,150
Issuance of SAFE in lieu of cash for advisory services
Loss at inception		2,412
Change in fair value, including accrued interest		70
Change in fair value, ending balance		7,632
Simple Agreement For Future Equity [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance		29,190	$ 15,811	15,811
Proceeds from issuance		2,760	4,550	10,650	7,925
Issuance of SAFE in lieu of cash for advisory services		166	75	195
Loss at inception
Change in fair value, including accrued interest		2,401	797	2,534	1,625
Extinguishment of term notes payable
Allocation of proceeds to warrants at issuance	[1]
Loss on extinguishment from conversion of CCNP to SAFE					738
Change in fair value, ending balance		34,517	21,233	29,190	15,811
Conversion of CCNP to SAFE					5,523
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance		1,152	1,572	1,572	9,027
Proceeds from issuance
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value, including accrued interest		477	14	(420)	(1,932)
Extinguishment of term notes payable
Allocation of proceeds to warrants at issuance	[1]
Loss on extinguishment from conversion of CCNP to SAFE
Change in fair value, ending balance		1,629	1,586	1,152	1,572
Conversion of CCNP to SAFE					(5,523)
Notes Payable to Banks [Member]
Short-Term Debt [Line Items]
Change in fair value, beginning balance			505	505	497
Proceeds from issuance					500
Issuance of SAFE in lieu of cash for advisory services
Loss at inception
Change in fair value, including accrued interest			11	11	45
Extinguishment of term notes payable			(516)	(516)	(515)
Allocation of proceeds to warrants at issuance	[1]				(22)
Loss on extinguishment from conversion of CCNP to SAFE
Change in fair value, ending balance					505
Conversion of CCNP to SAFE

[1]	Amount represents the issuance date residual value allocated to the freestanding equity classified warrant in accordance with ASC 815 that is not remeasured subsequent to the issuance date.